STOCK-BASED COMPENSATION (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 23, 2021 USD ($)	Apr. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 07, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			1 year
Cost not yet recognized			$ 4,537		$ 2,246
Period for cost yet to be recognized			2 years 7 months 13 days		2 years 7 months 24 days
Remaining expiration period			24 months
Founders terminated or leave period			12 months
Percentage of vesting rights			0.50
Incremental cost			$ 623
Notes receivable, related parties		$ 1,199
Exercises of fully vested options		740
Loans not used by founders to exercise stock options			$ 459
Weighted average fair value of option | $ / shares					$ 0.71	$ 0.47
Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage			75.00%
Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage			25.00%
Other Noncurrent Assets
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Loans not used by founders to exercise stock options			$ 459
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental cost			$ 47
Founders Promissory Note
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes receivable, related parties		$ 1,199					$ 1,076
Loan granted amount	$ 123
Stated rate		0.0089
Founders Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years		4 years
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses					$ 162	$ 52
Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses			$ 273	$ 40
Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years		4 years
Stock Option Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses			$ 2,038	417	$ 420	326
Stock Option Plan | Employees | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expenses			$ 1,285	$ 33	$ 92	$ 43
Minimum | Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Maximum | Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			10 years